Realized and Net Change in Unrealized Gains (Losses) on Financial Instruments on Financial Instruments on Which Fair Value Option was Elected (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Realized Gains (Losses) | Debt Securities
Fair Value, Option, Quantitative Disclosures [Line Items]
Realized and net change in unrealized gains (losses) on financial instruments	$ 0	$ (22,240)	$ 14,399
Realized Gains (Losses) | Assets
Fair Value, Option, Quantitative Disclosures [Line Items]
Realized and net change in unrealized gains (losses) on financial instruments	(15,555)	(10,688)	45,529
Realized Gains (Losses) | Loans and Receivables
Fair Value, Option, Quantitative Disclosures [Line Items]
Realized and net change in unrealized gains (losses) on financial instruments	(8,053)	(10,733)	(11,661)
Realized Gains (Losses) | Equity and Preferred Securities
Fair Value, Option, Quantitative Disclosures [Line Items]
Realized and net change in unrealized gains (losses) on financial instruments	(1,439)	22,285	42,791
Realized Gains (Losses) | Corporate Loans
Fair Value, Option, Quantitative Disclosures [Line Items]
Realized and net change in unrealized gains (losses) on financial instruments	(6,063)
Net Change In Unrealized Gains (Losses) | Debt Securities
Fair Value, Option, Quantitative Disclosures [Line Items]
Realized and net change in unrealized gains (losses) on financial instruments	(3,884)	(19,490)	(14,210)
Net Change In Unrealized Gains (Losses) | Assets
Fair Value, Option, Quantitative Disclosures [Line Items]
Realized and net change in unrealized gains (losses) on financial instruments	(112,875)	(111,292)	42,428
Net Change In Unrealized Gains (Losses) | Loans and Receivables
Fair Value, Option, Quantitative Disclosures [Line Items]
Realized and net change in unrealized gains (losses) on financial instruments	4,886	(464)	3,481
Net Change In Unrealized Gains (Losses) | Liabilities
Fair Value, Option, Quantitative Disclosures [Line Items]
Realized and net change in unrealized gains (losses) on financial instruments	7,162	(7,508)	(383)
Net Change In Unrealized Gains (Losses) | Equity and Preferred Securities
Fair Value, Option, Quantitative Disclosures [Line Items]
Realized and net change in unrealized gains (losses) on financial instruments	(122,605)	(91,338)	53,157
Net Change In Unrealized Gains (Losses) | Corporate Loans
Fair Value, Option, Quantitative Disclosures [Line Items]
Realized and net change in unrealized gains (losses) on financial instruments	8,728
Net Change In Unrealized Gains (Losses) | CLO Notes Payable
Fair Value, Option, Quantitative Disclosures [Line Items]
Realized and net change in unrealized gains (losses) on financial instruments	282
Net Change In Unrealized Gains (Losses) | Corporate Treasury Commitments
Fair Value, Option, Quantitative Disclosures [Line Items]
Realized and net change in unrealized gains (losses) on financial instruments	$ 6,880	$ (7,508)	$ (383)